Long-term Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long-term Debt
7.	Long-term Debt:

The amounts shown in the accompanying consolidated balance sheets at December 31, 2019 and June 30, 2020, are analyzed as follows:

Vessel (Borrower)	December 31, 2019	June 30, 2020
Northsea Alpha (Secondone)	$3,690	$3,490
Northsea Beta (Thirdone)	3,690	3,490
Pyxis Malou (Fourthone)	10,020	9,390
Pyxis Delta (Sixthone)	4,050	-
Pyxis Theta (Seventhone)	13,469	11,293
Pyxis Epsilon (Eighthone)	24,000	24,000
Total	$58,919	$51,663

Current portion	$9,241	$3,123
Less: Current portion of deferred financing costs	(257)	(184)
Current portion of long-term debt, net of deferred financing costs, current	$8,984	$2,939

Long-term portion	$49,678	$48,540
Less: Non-current portion of deferred financing costs	(445)	(365)
Long-term debt, net of current portion and deferred financing costs, non-current	$49,233	$48,175

Each loan is secured by a first priority mortgage over the respective vessel and a first priority assignment of the vessel’s insurances and earnings. Each loan agreement contains customary ship finance covenants including restrictions as to changes in management and ownership of the vessel, in dividends distribution when certain financial ratios are not met, as well as requirements regarding minimum security cover ratios. For more information, please refer to Note 7 to the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report.

As of June 30, 2020, each of Secondone’s and Thirdone’s outstanding loan balance, amounting to $3,490, is repayable in 11 remaining quarterly installments of $100 each, the first falling due in August 2020, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023. As of June 30, 2020, the outstanding balance of Fourthone loan of $9,390 is repayable in 11 remaining quarterly installments amounting to $3,990, the first falling due in August 2020, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first three installments, amounting to $330 each are followed by four amounting to $360 each and four amounting to $390 each. The loan bears interest at LIBOR plus a margin of 4.65% per annum.

On September 27, 2018, Eighthone entered into a new $24,000 loan agreement, for the purpose of refinancing the outstanding indebtedness of $16,000 under the previous loan facility and for general corporate purposes. The facility matures in September 2023 and is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers’ undertakings. The loan facility bears an interest rate of 11% of which 1.0% can be paid as PIK interest per annum for first two years, and 11.0% per annum thereafter and incurs fees due upfront and upon early prepayment or final repayment of outstanding principal. The principal obligation amortizes in 12 quarterly installments starting in September 30, 2020, equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity. As of June 30, 2020, the outstanding balance of Eighthone loan is $24,000. Management cannot currently assess with any certainty that any amount under the cash sweep will be made prior to loan maturity.

Under the facility, a deferred fee may be payable on the occurrence of certain events including, among others, the sale of the vessel or on repayment or maturity of the loan. Management has assessed this deferred fee as a contingent liability under ASC 450 and concluded that such loss contingency shall not be accrued by a charge in the interim consolidated statements of comprehensive loss, since information available does not indicate that is probable that the liability has been incurred as of the balance sheet date at June 30, 2020 and cannot be estimated.

On January 13, 2020, pursuant to the sale agreement that the Company entered into in late 2019, Pyxis Delta was delivered to her buyers. The total net proceeds from the sale of the vessel were $13,197, $5,674 out of which was used to prepay the loan facility secured by Pyxis Delta and Pyxis Theta and $7,523 for the repayment of the Company’s liabilities to Maritime and obligations to its trade creditors. On June 25, 2020, the Company signed a Commitment Letter with a new lender for the refinancing of the existing facility. As of June 30, 2020, the outstanding balance of the loan facility secured by Pyxis Theta was $11,293. On July 8, 2020, Seventhone entered into the new $15,250 secured loan agreement with the new lender, for the purpose of refinancing the outstanding indebtedness of $11,293 under the previous loan facility. The new loan bears interest at LIBOR plus a margin of 3.35% per annum. The principal obligation amortizes in 20 consecutive quarterly installments of $300 each, the first falling due in October 2020, and the last installment accompanied by a balloon payment of $9,250 falling due in July 2025. Standard collateral interests and customary covenants are incorporated in this facility. As of June 30, 2020, the Company considering the guidance under ASC 470-10 “Debt – Overall” and ASC 470-10-45-14 and by analogy concluded that classification of the loan agreement should be based on the new facility with the new lender, on the grounds that before the balance sheet date, the Company entered into a commitment letter with the new lender and shortly after June 30, 2020, the new loan agreement was signed. As of June 30, 2020, the portion of the loan secured by Pyxis Theta reported under the line item “Current portion of long-term debt, net of deferred financing costs” of the unaudited consolidated Balance Sheets, represents the short-term obligations of Seventhone under the new loan facility.

Amounts presented in Restricted cash, current and non-current in the consolidated balance sheet are related to minimum cash requirements imposed by the Company’s debt agreements.

Assuming no principal repayments under the loan of Eighthone discussed above, the annual principal payments required to be made after June 30, 2020, are as follows:

To June 30,	Amount
2021	3,123
2022	3,572
2023	21,041
2024 and thereafter	23,927
Total	$51,663

The Company’s weighted average interest rate (including the margin) for the six months ended June 30, 2019 and 2020, was 8.19% and 8.06%, including the Amended & Restated Promissory Note discussed in Note 3, respectively.

As of June 30, 2020, the Company was in compliance with all of the loan covenants in its loan agreements. In connection to the loan secured by vessel Pyxis Theta, the ratio of total liabilities over the market value of the adjusted total assets was 67.0%, or 2.0% higher than the required threshold which only restricts the ability of Seventhone to distribute dividends to Pyxis. The specific breach affects only the dividend distribution ability of the respective ship-owning company and is not a condition of default, even if not remedied, based on the terms of the related loan agreement. In addition, as of June 30, 2020, there was no amount available to be drawn down by the Company under its existing loan agreements.

As of June 30, 2020, the Company had a working capital deficit of $6,680, defined as current assets minus current liabilities. As of the filing date of the unaudited interim consolidated financial statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12-month period through operating cash flows, management of working capital, sale of assets, refinancing indebtedness or raising additional equity capital, or a combination thereof.